Label	Element	Value
Document And Entity Information Elements	ck0001511331_DocumentAndEntityInformationElementsAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 28, 2015
Registrant Name	dei_EntityRegistrantName	Destra Investment Trust II
Central Index Key	dei_EntityCentralIndexKey	0001511331
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 28, 2015
Document Effective Date	dei_DocumentEffectiveDate	Jan. 30, 2015
Prospectus Date	rr_ProspectusDate	Jan. 30, 2015